7. Related Party (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 27, 2019	Dec. 22, 2019	Mar. 31, 2020	Mar. 31, 2019
Loss on debt forgiveness	$ (64,194)	$ 0	$ (64,194)	$ (50,756)			$ (81,887)	$ 0
B2 Management [Member]
Payment of advance							173,533
Note receivable - related party							0	65,416
Management fees							$ 87,850	$ 0
B2 Management [Member] | Cancellation of notes receivable [Member]
Cancellation of outstanding shares, shares					7,500,000	21,954,800
Note receivable cancelled, amount					$ 75,000	$ 164,660
Loss on debt forgiveness					$ (27,000)	$ 54,668